Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance, beginning of period	$ 14,901	$ 13,905	$ 14,469	$ 12,342
Additions based on tax positions related to current year		922	1,502	1,531
Additions for tax positions related to prior years		194	354	975
Reduction due to lapse of statute of limitations	(900)	(120)	(709)	(379)
Reductions for settlements of tax positions			(1,711)
Balance, end of period	$ 16,000	$ 14,901	$ 13,905	$ 14,469